ACM INSTITUTIONAL RESERVES


ANNUAL REPORT
APRIL 30, 1998



STATEMENT OF NET ASSETS
APRIL 30, 1998                     ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           COMMERCIAL PAPER-60.0%
           AKZO NOBEL, INC.
$ 20,000   6/15/98                                    5.54%  $    19,861,500
           ALLIANZ OF AMERICA FINANCE CORP.
  12,000   5/29/98 (a)                                5.46        11,949,040
   7,000   6/23/98 (a)                                5.51         6,943,216
  12,000   6/25/98 (a)                                5.51        11,898,983
  10,400   6/11/98 (a)                                5.52        10,334,619
  14,600   6/12/98 (a)                                5.52        14,505,976
           APEX FUNDING CORP.
  27,000   5/26/98 (a)                                5.87        26,889,938
           ASSOCIATES CORP. OF NORTH AMERICA
  10,000   6/25/98                                    5.48         9,916,278
           BAA PLC
  19,000   6/03/98                                    5.52        18,903,860
  20,000   6/09/98                                    5.52        19,880,400
  18,000   6/10/98                                    5.52        17,889,600
           BANCA CRT FINANCIAL CORP.
   6,000   5/20/98                                    5.52         5,982,520
           BANCO DE SANTANDER
  35,100   5/01/98                                    5.54        35,100,000
           BANQUE CAISSE D' EPARGNE
  10,000   6/22/98                                    5.50         9,920,556
   5,000   6/03/98                                    5.53         4,974,654
           BBV FINANCE DELAWARE, INC.
   8,000   5/01/98                                    5.58         8,000,000
           CAISSE CENTRALE JARDINS DU QUEBEC
  10,000   9/21/98                                    5.46         9,783,117
   2,000   5/15/98                                    5.60         1,995,644
           CAISSE D' AMORTISSEMENT
   3,000   7/10/98                                    5.60         2,967,333
           CREGEM NORTH AMERICA, INC.
  15,000   6/19/98                                    5.50        14,887,708
  15,000   6/10/98                                    5.51        14,908,167
  30,000   6/03/98                                    5.53        29,847,925
           CS FIRST BOSTON, INC.
  12,000   5/26/98                                    5.50        11,954,167
   5,000   6/11/98                                    5.50         4,968,681
  40,000   6/17/98                                    5.51        39,712,517
  10,000   6/22/98                                    5.51         9,920,411
   5,000   6/22/98                                    5.52         4,960,133
           DEN DANSKE BANK
  30,000   5/26/98                                    5.53        29,884,792
  50,000   5/20/98                                    5.55        49,853,542
           DEN NORSKE BANK
  30,000   5/29/98                                    5.50        29,871,667
  15,000   6/24/98                                    5.51        14,876,025
  10,900   6/08/98                                    5.52        10,836,489
           DIAGEO CAPITAL
   5,000   5/29/98                                    5.45         4,978,806
  10,000   5/29/98                                    5.50         9,957,222
  21,500   6/17/98                                    5.51        21,345,337
           GENERAL ELECTRIC CAPITAL CORP.
  20,000   6/30/98                                    5.50        19,816,666
  20,000   6/11/98                                    5.52        19,874,267
  30,000   5.55%, 11/17/98 FRN                        5.58        30,000,000
           GENERAL MOTORS ACCEPTANCE CORP.
  35,000   6/11/98                                    5.51        34,780,365
  10,000   6/12/98                                    5.51         9,935,717
  25,000   5/18/98                                    5.53        24,934,715
           GENERAL RE CORP.
  10,000   6/29/98                                    5.51         9,909,697
           GENERALE BANK, INC.
   5,000   5/27/98                                    5.50         4,980,139
           GOVERNMENT DEVELOPMENT BANK
             OF PUERTO RICO
  35,000   7/22/98                                    5.52        34,559,933
           IMI FUNDING CORP. (USA)
   9,000   6/02/98                                    5.35         8,955,760
  25,000   6/24/98                                    5.44        24,796,000
   3,700   6/08/98                                    5.70         3,677,738
   3,257   6/09/98                                    5.70         3,236,888
           MORGAN STANLEY GROUP, INC.
  30,000   6/15/98                                    5.50        29,793,750
           RABOBANK USA
  75,000   5/01/98                                    5.55        75,000,000
           SALOMON SMITH BARNEY, INC.
  10,000   6/15/98                                    5.51         9,931,125
  25,000   6/04/98                                    5.52        24,869,667
  35,000   6/10/98                                    5.52        34,785,333
           SVENSKA HANDELSBANKEN
  20,000   6/30/98                                    5.50        19,816,667
           THAMES ASSET GLOBAL SECURITIZATION
  20,000   6/11/98 (a)                                5.55        19,873,583
           UNI FUNDING, INC.
  20,000   6/25/98                                    5.50        19,831,944
           UNIBANCO
  13,000   6/15/98                                    5.53        12,910,138
           VENANTIUS AB
  33,000   5/20/98                                    5.52        32,903,860
                                                             ---------------
           Total Commercial Paper
             (amortized cost $1,059,634,775)                   1,059,634,775

           CORPORATE OBLIGATIONS-10.4%
           ABBEY NATIONAL TREASURY SERVICES
  15,000   5.54%, 2/17/99 FRN                         5.60        14,993,058
           ALLSTATE LIFE INSURANCE
             FUNDING AGREEMENT
  25,000   5.74%, 5/01/98 FRN (b)                     5.74        25,000,000


1


STATEMENT OF NET ASSETS (CONTINUED)
                                   ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           GENERAL AMERICAN FUNDING CORP.
$ 55,000   5.89%, 7/10/98 FRN                         5.89%  $    55,000,000
           MERRILL LYNCH & CO., INC.
  25,000   5.61%, 1/29/99 FRN                         5.61        25,000,000
  15,000   5.61%, 2/16/99 FRN                         5.61        15,000,000
   4,000   5.88%, 8/26/98                             5.88         4,000,000
           TRAVELERS LIFE FUNDING AGREEMENT
  20,000   5.64%, 4/14/99 FRN (b)                     5.66        20,000,000
  25,000   5.67%, 10/21/98 FRN (b)                    5.67        25,000,000
                                                             ---------------
           Total Corporate Obligations
             (amortized cost $183,993,058)                       183,993,058

           BANK OBLIGATIONS-10.0%
           BAYERISCHE LANDESBANK
  35,000   5.53%, 2/25/99 FRN                         5.61        34,977,973
  18,000   5.53%, 3/23/99 FRN                         5.61        17,987,380
  13,000   5.69%, 10/02/98 FRN                        5.69        13,000,000
           BAYERISCHE VEREINSBANK
  20,000   5.53%, 6/30/98 FRN                         5.59        19,998,086
           DEUTSCHE BANK
  10,000   5.52%, 7/01/98 FRN                         5.62         9,998,378
           LASALLE NATIONAL BANK
  15,000   5.60%, 9/18/98                             5.60        15,000,000
  10,000   5.60%, 12/10/98                            5.60        10,000,000
           MORGAN GUARANTY TRUST CO.
   5,000   5.96%, 6/22/98                             5.88         4,999,762
           ROYAL BANK OF CANADA
  10,000   5.65%, 9/30/98 FRN                         5.65        10,000,000
           SMM TRUST
  20,000   5.66%, 12/14/98 FRN (a)                    5.66        20,000,000
  20,000   5.69%, 12/16/98 FRN (a)                    5.69        20,000,000
                                                             ---------------
           Total Bank Obligations
             (amortized cost $175,961,579)                       175,961,579

           TIME DEPOSITS-7.5%
           FIRST UNION NATIONAL BANK
  52,000   5.56%, 5/01/98                             5.56        52,000,000
           WESTDEUTSCHE LANDESBANK
  80,000   5.56%, 5/01/98                             5.56        80,000,000
                                                             ---------------
           Total Time Deposits
             (amortized cost $132,000,000)                       132,000,000

           CERTIFICATES OF DEPOSIT-6.3%
           BAYERISCHE VEREINSBANK
  30,000   5.64%, 2/25/99                             5.64        30,000,000
           CREDIT AGRICOLE
   3,000   5.99%, 6/16/98                             5.80         3,000,166
           DEUTSCHE BANK
   8,000   5.67%, 2/26/99                             5.73         7,998,046
  20,000   5.70%, 3/05/99                             5.70        19,991,916
  10,000   5.95%, 10/21/98                            5.99         9,997,735
           DRESDNER BANK
   7,000   5.51%, 1/15/99                             5.68         6,990,869
           HESSISCHE LANDESBANK
   5,000   5.94%, 6/19/98                             5.81         4,999,986
           NATIONAL WESTMINSTER BANK
  14,000   5.65%, 3/03/99                             5.71        13,994,273
           SWISS BANK
  14,000   5.66%, 3/04/99                             5.70        13,995,485
                                                             ---------------
           Total Certificates of Deposit
             (amortized cost $110,968,476)                       110,968,476

           PROMISSORY NOTES-4.5%
           GOLDMAN SACHS GROUP LP
  15,000   5.61%, 8/07/98                             5.61        15,000,000
  35,000   5.63%, 10/13/98                            5.63        35,000,000
  30,000   5.68%, 5/27/98                             5.68        30,000,000
                                                             ---------------
           Total Promissory Notes
             (amortized cost $80,000,000)                         80,000,000

           U.S. GOVERNMENT & AGENCY
             OBLIGATIONS-1.0%
           FEDERAL FARM CREDIT BANK
   7,000   5.41%, 8/03/98 FRN                         5.46         6,999,154
           FEDERAL NATIONAL MORTGAGE ASSOCIATION
  10,000   5.59%, 11/04/98                            5.68         9,995,787
                                                             ---------------
           Total U.S. Government & Agency
             Obligations
             (amortized cost $16,994,941)                         16,994,941

           TOTAL INVESTMENTS-99.7%
             (amortized cost $1,759,552,829)                   1,759,552,829
           Other assets less liabilities-0.3%                      5,140,029

           NET ASSETS-100%
           (offering and redemption price of
             $1.00 per share; 1,764,876,578
             shares outstanding)                             $ 1,764,692,858


See Glossary of Terms on page 12.

See notes to financial statements.


2


STATEMENT OF NET ASSETS
APRIL 30, 1998                ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                   YIELD        VALUE
-------------------------------------------------------------------------------
           U.S. GOVERNMENT & AGENCY
             OBLIGATIONS-68.2%
           FEDERAL NATIONAL MORTGAGE
             ASSOCIATION-31.2%
$  3,000   5.35%, 7/16/98                             5.49%  $     2,998,343
   7,000   5.46%, 3/03/99 FRN                         5.50         6,997,946
   6,000   5.54%, 10/20/98 FRN                        5.67         5,998,770
   7,000   5.57%, 3/05/99                             5.62         6,997,046
   6,000   5.57%, 4/28/99 FRN                         5.62         5,997,025
   6,500   5.59%, 11/04/98 FRN                        5.68         6,498,868
   6,500   5.59%, 11/04/98                            5.79         6,497,261
  10,000   5.68%, 6/19/98                             5.60        10,000,955
   2,000   6.41%, 7/17/98                             5.67         2,002,664
   5,500   8.15%, 5/11/98                             5.52         5,503,573
   9,375   5/26/98                                    5.43         9,339,718
   5,000   6/17/98                                    5.48         4,964,685
   2,000   6/12/98                                    5.49         1,987,377
   5,000   6/30/98                                    5.50         4,954,792
   5,000   6/26/98                                    5.51         4,957,767
                                                             ---------------
                                                                  85,696,790

           FEDERAL HOME LOAN MORTGAGE
             CORP.-20.4%
   5,000   5/18/98                                    5.43         4,987,226
   3,200   5/29/98                                    5.48         3,186,535
   2,000   6/08/98                                    5.48         1,988,579
   2,000   6/10/98                                    5.48         1,987,978
   7,000   5/13/98                                    5.49         6,987,272
   4,184   5/15/98                                    5.49         4,175,148
   2,000   5/21/98                                    5.49         1,993,967
   3,500   5/29/98                                    5.49         3,485,246
  12,600   5/07/98                                    5.50        12,588,513
   7,000   5/08/98                                    5.50         6,992,568
   3,500   5/28/98                                    5.50         3,485,694
   4,000   6/18/98                                    5.51         3,971,040
                                                             ---------------
                                                                  55,829,766

           FEDERAL HOME LOAN BANK-14.3%
   8,000   5.39%, 7/30/98 FRN                         5.53         7,998,488
   5,700   5.56%, 3/25/99                             5.71         5,693,119
  10,000   5.65%, 3/12/99                             5.69        10,000,000
   5,000   5.65%, 3/30/99                             5.62         5,000,000
   3,500   5.71%, 3/04/99                             5.71         3,500,000
   5,000   5.71%, 3/17/99                             5.73         4,998,685
   2,000   5.72%, 7/07/98                             5.58         2,000,308
                                                             ---------------
                                                                  39,190,600

           STUDENT LOAN MARKETING
             ASSOCIATION-1.6%
   4,500   5.36%, 7/12/99 FRN                         6.17         4,480,141

           FEDERAL FARM CREDIT BANK-0.7%
   2,000   5.50%, 6/01/98                             5.57         1,999,531
                                                             ---------------
           Total U.S. Government & Agency
             Obligations
             (amortized cost $187,196,828)                       187,196,828

           REPURCHASE AGREEMENTS-31.4%
           CHASE SECURITIES, INC.
   8,000   5.49%, dated 4/29/98,
             due 5/11/98 in the amount
             of $8,014,640 (cost $8,000,000;
             collateralized by $9,515,000
             FN334614, 6.50%, 12/01/23,
             value $8,255,017) (c)                    5.49         8,000,000
           CIBC/WOOD GUNDY, INC.
   7,000   5.56%, dated 4/30/98,
             due 5/01/98 in the amount
             of $7,001,081 (cost $7,000,000;
             collateralized by $7,044,135
             FN266385, 5.56%, 12/01/33,
             value $7,185,052) (c)                    5.56         7,000,000
           NIKKO SECURITIES CO.
   5,000   5.50%, dated 4/28/98,
             due 5/13/98 in the amount
             of $5,011,458 (cost $5,000,000;
             collateralized by $5,335,000
             FN419493, 6.00%, 3/01/28,
             value $5,175,646) (c)                    5.50         5,000,000
           NIKKO SECURITIES CO.
   9,000   5.51%, dated 4/02/98,
             due 5/06/98 in the amount
             of $9,046,835 (cost $9,000,000;
             collateralized by $9,590,000
             FN251802, 6.00%, 4/01/28,
             value $9,312,689) (c)                    5.51         9,000,000
           PAINE WEBBER, INC.
   7,000   5.51%, dated 4/28/98,
             due 5/27/98 in the amount
             of $7,031,070 (cost $7,000,000;
             collateralized by $7,930,000
             FN394706, 7.00%, 7/01/04,
             value $7,219,778) (c)                    5.51         7,000,000
           PRUDENTIAL SECURITIES, INC.
   6,000   5.50%, dated 4/29/98,
             due 5/20/98 in the amount
             of $6,019,250 (cost $6,000,000;
             collateralized by $6,269,000
             FH00815, 7.00%, 12/01/27,
             value $6,183,341) (c)                    5.50         6,000,000
           PRUDENTIAL SECURITIES, INC.
   8,000   5.52%, dated 4/01/98,
             due 5/04/98 in the amount
             of $8,040,480 (cost $8,000,000;
             collateralized by $8,324,000
             FH00557, 7.00%, 10/01/27,
             value $8,219,337) (c)                    5.52         8,000,000


3


STATEMENT OF NET ASSETS
(CONTINUED)                   ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           SALOMON SMITH BARNEY, INC.
$  8,000   5.49%, dated 4/29/98,
             due 5/12/98 in the amount
             of $8,015,860 (cost $8,000,000;
             collateralized by $8,352,000
             FH00557, 7.00%, 10/01/27,
             value $8,246,985) (c)                    5.49%  $     8,000,000
           SALOMON SMITH BARNEY, INC.
   6,000   5.50%, dated 4/28/98,
             due 5/19/98 in the amount
             of $6,019,250 (cost $6,000,000;
             collateralized by $8,398,000
             FN328331, 6.50%, 8/01/10,
             value $6,146,605) (c)                    5.50         6,000,000
           SBC WARBURG, LTD.
   8,000   5.48%, dated 4/22/98,
             due 5/05/98 in the amount
             of $8,015,831 (cost $8,000,000;
             collateralized by $14,358,000
             FN190044, 6.50%, 9/01/08,
             value $8,165,296) (c)                    5.48         8,000,000
           SBC WARBURG, LTD.
   7,000   5.50%, dated 4/15/98,
             due 5/20/98 in the amount
             of $7,037,431 (cost $7,000,000;
             collateralized by $7,203,000
             FN424858, 6.50%, 4/01/28,
             value $7,168,686) (c)                    5.50         7,000,000
           STATE STREET BANK AND TRUST CO.
   7,100   5.40%, dated 4/30/98,
             due 5/01/98 in the amount
             of $7,101,065 (cost $7,100,000;
             collateralized by $7,025,000
             US T-Note, 6.25%, 5/31/99,
             value $7,255,435)                        5.40         7,100,000
                                                             ---------------
           Total Repurchase Agreements
             (amortized cost $86,100,000)                         86,100,000

           TOTAL INVESTMENTS-99.6%
             (amortized cost $273,296,828)                       273,296,828
           Other assets less liabilities-0.4%                      1,164,547

           NET ASSETS-100%
             (offering and redemption
             price of $1.00 per share;
             274,591,724 shares
             outstanding)                                    $   274,461,375


See Glossary of Terms on page 12.

See notes to financial statements.


4


STATEMENT OF NET ASSETS
APRIL 30, 1998                  ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           MUNICIPAL BONDS-98.8%
           ALABAMA-1.8%
           ARAB IDB
           (SCI Manufacturing Inc.)
           Series '89 VRDN (d)
$    150   8/01/00                                    4.40%    $     150,000
           HUNTSVILLE IDA
           (Seiki USA Project)
           Series '88 AMT VRDN (d)
   5,000   9/01/98                                    4.48         5,000,000
                                                               -------------
                                                                   5,150,000

           ALASKA-2.4%
           ALASKA HOUSING FINANCE CORP.
           (University of Alaska)
           Series '97A VRDN (d)
   4,000   12/01/27                                   4.10         4,000,000
           ALASKA IDA
           (Fairbanks Gold Mining Inc.)
           Series '97 AMT VRDN (d)
   2,500   5/01/09                                    4.20         2,500,000
           ANCHORAGE GO
           Series A FGIC
     535   9/01/98                                    3.98           535,030
                                                               -------------
                                                                   7,035,030

           ARIZONA-3.7%
           APACHE COUNTY IDA
           PCR
           (Tuscon Electric Power Co. Project)
           Series '81B VRDN (d)
   2,500   10/01/21                                   4.45         2,500,000
           APACHE COUNTY IDR
           (Tuscon Electric Power Co. Project)
           Series '83C VRDN (d)
   7,100   12/15/18                                   4.25         7,100,000
           APACHE COUNTY PCR
           (Tucson Electric Power Co. Project)
           Series '85A VRDN (d)
   1,300   12/01/20                                   4.20         1,300,000
                                                               -------------
                                                                  10,900,000

           ARKANSAS-0.4%
           JONESBORO SALES AND USE
             TAX REVENUE
           Series '97 FSA
   1,250   11/15/98                                   3.90         1,250,000

           CALIFORNIA-1.7%
           CALIFORNIA HIGHER EDUCATION
             STUDENT LOAN REVENUE
           Series D-2 PPB (d)
   5,000   4/01/00                                    4.00         5,000,000

           COLORADO-4.8%
           DOUGLAS COUNTY
           MFHR
           (Parker Hilltop Apartments Project)
           Series '97 AMT PPB (d)
   5,935   12/01/27                                   4.00         5,935,000
           ENGLEWOOD IDR
           (Swedish Mob I Ltd. Project)
           Series '85 VRDN (d)
     885   12/01/10                                   4.40           885,000
           WESTMINISTER MFHR
           (Cascade Village Apartments)
           Series '97 VRDN (d)
   7,375   12/01/07                                   4.10         7,375,000
                                                               -------------
                                                                  14,195,000

           DELAWARE-1.8%
           DELAWARE IDR
           (Delmarva Power & Light)
           Series '93C VRDN (d)
   5,150   10/01/28                                   4.25         5,150,000

           DISTRICT OF COLUMBIA-6.2%
           DISTRICT OF COLUMBIA GO
           Series '92A-3 VRDN (d)
   5,000   10/01/07                                   4.35         5,000,000
           Series '92A-4 VRDN (d)
   7,700   10/01/07                                   4.35         7,700,000
           DISTRICT OF COLUMBIA
           HFA MFHR
           (Tyler Housing)
           AMT VRDN (d)
   2,400   8/01/25                                    4.45         2,400,000


5


STATEMENT OF NET ASSETS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           DISTRICT OF COLUMBIA
           HFA SFMR
           Series '97C AMT PPB (d)
$  3,000   9/01/98                                    4.05%    $   3,000,000
                                                               -------------
                                                                  18,100,000

           FLORIDA-8.6%
           BROWARD COUNTY
           HFA MFHR
           (Jacaranda Village Apartments)
           Series '97 VRDN (d)
   3,500   9/01/22                                    4.20         3,500,000
           BROWARD COUNTY
           MFHR
           (Harbour Town Jacaranda Project)
           Series '95B VRDN (d)
   3,400   12/01/25                                   4.20         3,400,000
           BROWARD COUNTY
           MFHR
           (Margate Investments Project)
           VRDN (d)
   1,000   11/01/05                                   4.20         1,000,000
           FLORIDA HFA MFHR
           (EEE-Carlton Arms II)
           VRDN (d)
   1,500   12/01/08                                   4.10         1,500,000
           FLORIDA HFA MFHR
           (Oaks at Orange Park)
           Series '90 VRDN (d)
   5,100   7/01/07                                    4.15         5,100,000
           HIGHLANDS COUNTY HEALTH FACILITIES
           (Adventist/Sunbelt)
           Series A VRDN (d)
   5,600   11/15/26                                   4.15         5,600,000
           PALM BEACH COUNTY
           HFA MFHR
           (Village Crossing Project)
           Series '97B VRDN (d)
   3,000   10/01/27                                   4.20         3,000,000
           VOLUSIA COUNTY
           HFA MFHR
           (Ocean Oaks Apartments)
           Series '97B VRDN (d)
   2,000   10/01/27                                   4.20         2,000,000
                                                               -------------
                                                                  25,100,000

           GEORGIA-2.6%
           COLLEGE PARK IDR
           (Wynefield 1 Project)
           AMT VRDN (d)
   1,700   12/01/16                                   4.05         1,700,000
           JACKSON COUNTY IDA
           (Mitsubishi Consumer Electronic)
           VRDN (d)
   3,000   12/01/15                                   4.55         3,000,000
           SAVANNAH ECONOMIC
           DEVELOPMENT AUTHORITY
           (Georgia Kaolin)
           Series '97 AMT VRDN (d)
   3,000   7/01/27                                    4.20         3,000,000
                                                               -------------
                                                                   7,700,000

           HAWAII-2.9%
           HAWAII HOUSING FINANCE &
             DEVELOPMENT AUTHORITY
           (Kamakee Vista)
           Series '90A VRDN (d)
   6,500   7/01/25                                    4.70         6,500,000
           HAWAII HOUSING FINANCE &
             DEVELOPMENT AUTHORITY
           (Rental Housing System)
           Series '90B VRDN (d)
   1,900   7/01/25                                    4.70         1,900,000
                                                               -------------
                                                                   8,400,000

           IDAHO-0.4%
           CUSTER COUNTY SOLID WASTE REVENUE
           (Hecla Mining Co. Project)
           Series '97 AMT VRDN (d)
   1,300   7/01/07                                    4.25         1,300,000

           ILLINOIS-14.5%
           CHICAGO AIRPORT
           (O'Hare International Airport)
           Series B AMT VRDN (d)
   2,300   1/01/18                                    4.20         2,300,000
           Series C VRDN (d)
   3,400   1/01/18                                    4.05         3,400,000


6


                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           CHICAGO HFA MFHR
           (Waveland Assoc)
           Series '85D VRDN (d)
$  6,300   11/01/10                                   4.15%    $   6,300,000
           DES PLAINES COOK COUNTY IDR
           (CP Partners LLC Project)
           Series '97A VRDN (d)
   6,775   11/01/15                                   4.20         6,775,000
           ELMHURST HOSPITAL REVENUE
           (Joint Comm. Health Org.)
           Series '88 VRDN (d)
   6,780   7/01/18                                    4.10         6,780,000
           ILLINOIS DEVELOPMENT
             FINANCE AUTHORITY
           (D.E. Akin Seed Project)
           AMT VRDN (d)
   1,000   11/01/04                                   4.30         1,000,000
           ILLINOIS DEVELOPMENT
             FINANCE AUTHORITY
           (U.G.N. Inc. Project)
           Series '86 AMT VRDN (d)
   3,500   9/15/11                                    4.95         3,500,000
           ILLINOIS EDUCATIONAL
             FACILITIES AUTHORITY
           (Cultural Pooled Financing
             Program)
           Series '85 VRDN (d)
   4,000   12/01/25                                   4.10         4,000,000
           ILLINOIS HEALTH FACILITIES AUTHORITY
           (Rehab Institute of Chicago)
           Series '97 VRDN (d)
   7,000   4/01/32                                    4.15         7,000,000
           VERNON HILLS IDR
           (Kinder Care Center)
           VRDN (d)
     550   2/01/01                                    4.35           550,000
           WEST CHICAGO IDR
           (Acme Printing Co.)
           Series '89 AMT VRDN (d)
   1,100   5/01/99                                    5.03         1,100,000
                                                               -------------
                                                                  42,705,000

           INDIANA-3.1%
           CITY OF INDIANAPOLIS
           (Visiting Nurse Service Foundation)
           Series '98 VRDN (d)
   3,100   3/01/13                                    4.20         3,100,000
           GARY ENVIRONMENTAL IMPROVEMENT
             REVENUE
           (U.S. Steel Corp.)
           Series '84 VRDN (d)
   4,100   7/15/02                                    3.85         4,100,000
           SEYMOUR ECONOMIC DEVELOPMENT REVENUE
           (Kobelco Metal Powder Co. Project)
           Series '97 AMT VRDN (d)
   2,000   12/01/07                                   4.95         2,000,000
                                                               -------------
                                                                   9,200,000

           LOUISIANA-2.4%
           WEST BATON ROUGE IDR
           (Dow Chemical #3)
           Series '94B VRDN (d)
   7,100   12/01/16                                   4.30         7,100,000

           MAINE-0.9%
           MAINE FINANCE AUTHORITY
           (Barber Foods Inc.)
           Series '90B AMT VRDN (d)
   1,675   12/01/06                                   4.50         1,675,000
           ORRINGTON RESOURCE RECOVERY REVENUE
           (Penobscot Energy Project)
           Series B AMT VRDN (d)
     905   5/01/03                                    4.65           905,000
                                                               -------------
                                                                   2,580,000

           MICHIGAN-3.7%
           MICHIGAN HOSPITAL FINANCE AUTHORITY
           (Hospital Equipment Revenue)
           Series '98A VRDN (d)
  10,900   12/01/23                                   4.15        10,900,000

           MINNESOTA-0.5%
           COTTAGE GROVE
           (Minnesota Mining & Manufacturing
             Co. Project)
           VRDN (d)
   1,000   8/01/12                                    4.73         1,000,000


7


STATEMENT OF NET ASSETS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           EDEN PRAIRIE IDA
           (Kinder Care Project)
           Series C VRDN (d)
$    465   2/01/01                                    4.35%    $     465,000
                                                               -------------
                                                                   1,465,000

           MISSISSIPPI-0.1%
           JONES COUNTY HOSPITAL REVENUE
           (South Central Registered
             Medical Center Project)
           MBIA
     420   8/01/98                                    3.98           422,911

           MISSOURI-4.4%
           BLUE SPRINGS IDA
           (Kinder Care Project)
           Series C VRDN (d)
     540   2/01/01                                    4.35           540,000
           BOONE COUNTY IDA
           (Minnesota Mining &
             Manufacturing Co. Project)
           VRDN (d)
     500   12/01/25                                   4.10           500,000
           MISSOURI HEALTH &
           EDUCATIONAL FACILITY
           (Barnes Hospital Project)
           Series '85 VRDN (d)
  10,000   12/01/15                                   4.10        10,000,000
           MISSOURI HEALTH & EDUCATIONAL FACILITY
           (Stowers Institute)
           Series '98 VRDN (d)
   2,000   4/01/38                                    4.15         2,000,000
                                                               -------------
                                                                  13,040,000

           NEW HAMPSHIRE-0.4%
           MERRIMACK COUNTY
           GO BAN
           Lot B
   1,200   8/07/98                                    4.00         1,200,782

           NEW JERSEY-1.6%
           JERSEY CITY BAN
           Renewal Notes
   2,250   9/18/98                                    3.90         2,254,024
           NEW JERSEY ECONOMIC DEVELOPMENT
             AUTHORITY
           (Newark Recycling Facility)
           Series '97 AMT PPB (d)
   2,500   12/01/22                                   3.96         2,500,000
                                                               -------------
                                                                   4,754,024

           NEW MEXICO-0.5%
           NEW MEXICO HFA
           SFMR
           (Home Mortgage Revenue)
           Series '97-1 PPB (d)
   1,415   7/01/28                                    3.85         1,415,000

           NEW YORK-1.8%
           HEMPSTEAD IDA
           (American Ref-Fuel)
           Series '97 VRDN (d)
   5,300   12/01/10                                   4.10         5,300,000

           NORTH CAROLINA-1.0%
           NORTH CAROLINA MEDICAL CARE FACILITY
           (The Givens Estates Inc. Project)
           Series '97 VRDN (d)
   3,000   12/01/26                                   4.25         3,000,000

           OHIO-0.9%
           WARREN COUNTY IDR
           (Pioneer Industrial Components
             Project)
           Series '85 VRDN (d)
   2,500   12/01/05                                   4.40         2,500,000

           OREGON-0.9%
           BEAVERTON WATER REVENUE
           FGIC
     295   6/01/98                                    4.00           295,060
           OREGON ECONOMIC DEVELOPMENT REVENUE
           (Kyotaru Oregon Project)
           Series '89 AMT VRDN (d)
   2,400   12/01/99                                   4.47         2,400,000
                                                               -------------
                                                                   2,695,060

           PENNSYLVANIA-7.8%
           ALLEGHENY COUNTY IDR
           (United Jewish Federation Project)
           Series '96A VRDN (d)
   9,930   10/01/26                                   4.20         9,930,000
           MONTGOMERY COUNTY HIGHER
             EDUCATION & HEALTH LOAN REVENUE
           Series '96A VRDN (d)
   4,370   4/01/17                                    4.15         4,370,000


8


                                ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           MONTGOMERY COUNTY
           IDA
           (Kinder Care Project)
           Series D VRDN (d)
$    400   10/01/00                                   4.35%    $     400,000
           PENNSYLVANIA ECONOMIC DEVELOPMENT
             FINANCE AUTHORITY
           (National Gypsum Co. Project)
           Series '97A AMT VRDN (d)
   3,400   11/01/27                                   4.15         3,400,000
           PHILADELPHIA GO TRAN
           Series '97A
   4,500   6/30/98                                    4.50         4,503,175
           VENAGO IDR
           (Penzoil Co. Project)
           Series '82A VRDN (d)
     285   12/01/12                                   4.30           285,000
                                                               -------------
                                                                  22,888,175

           TENNESSEE-1.1%
           DICKSON COUNTY IDA
           (Tennessee Bun Co. Project)
           Series '96 AMT VRDN (d)
   2,000   7/01/06                                    4.35         2,000,000
           VOLUNTEER STATE STUDENT LOAN REVENUE
           (Student Funding Corp.)
           Series '87A-3
           AMT VRDN (d)
   1,200   12/01/17                                   4.50         1,200,000
                                                               -------------
                                                                   3,200,000

           TEXAS-3.6%
           MIDLOTHIAN IDA
           (Box-Crow Cement Co.)
           VRDN (d)
   5,000   12/01/09                                   4.15         5,000,000
           PORT ARTHUR NAVIGATION DISTRICT
           (Texaco Inc. Project)
           Series '94 VRDN (d)
   5,400   10/01/24                                   4.25         5,400,000
           TRINITY RIVER IDA
           (Radiation Sterilizers)
           Series A VRDN (d)
     150   11/01/05                                   3.70           150,000
                                                               -------------
                                                                  10,550,000

           UTAH-1.0%
           UTAH BOARD OF REGENTS STUDENT
             LOAN REVENUE
           Series O AMBAC
   2,000   5/01/98                                    3.96         2,000,000
           UTAH HFA SFMR
           (Home Mortgage Revenue)
           Series '97-3 VRDN (d)
     900   7/01/16                                    4.15           900,000
                                                               -------------
                                                                   2,900,000

           VERMONT-3.4%
           VERMONT HEFA
           (Capital Asset Financing Program)
           Series '97-1 VRDN (d)
   5,000   6/01/22                                    4.25         5,000,000
           Series '97-2 VRDN (d)
   5,000   6/01/27                                    4.25         5,000,000
                                                               -------------
                                                                  10,000,000

           VIRGINIA-5.5%
           CHESTERFIELD COUNTY
           IDR
           (Philip Morris Co.)
           VRDN (d)
  11,100   4/01/09                                    4.25        11,100,000
           LOUDOUN COUNTY IDA RESIDENTIAL
             CARE FACILITY
           (Falcons Landing Project)
           Series '98 VRDN (d)
   5,000   11/01/28                                   4.05         5,000,000
                                                               -------------
                                                                  16,100,000

           WASHINGTON-0.4%
           WASHINGTON STUDENT LOAN FINANCE
             ASSOCIATION
           Series '88A AMT VRDN (d)
   1,300   1/01/04                                    4.20         1,300,000

           WEST VIRGINIA-0.7%
           KEYSER IDR
           (Keyser Associates Project)
           VRDN (d)
   1,900   7/01/14                                    4.20         1,900,000


9


STATEMENT OF NET ASSETS
(CONTINUED)                     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                                 YIELD         VALUE
-------------------------------------------------------------------------------
           WISCONSIN-1.3%
           MANITOWOC IDR
           (Jagemann Stamping Co.)
           Series '98 AMT VRDN (d)
$  1,618   4/01/11                                    4.40%    $   1,618,000
           WAUSAU PCR
           (Minnesota Mining &
             Manufacturing Co. Project)
           VRDN (d)
     500   12/01/01                                   4.73           500,000
   1,600   8/01/17                                    4.73         1,600,000
                                                               -------------
                                                                   3,718,000

           TOTAL INVESTMENTS-98.8%
             (amortized cost $290,113,982)                       290,113,982
           Other assets less liabilities-1.2%                      3,649,664

           NET ASSETS-100%
             (offering and redemption price
             of $1.00 per share; 293,847,141
             shares outstanding)                               $ 293,763,646


#    All securities either mature or their interest rate changes in one year or less.

     See Glossary of Terms on page 12.

     See notes to financial statements.


10


STATEMENT OF NET ASSETS
APRIL 30, 1998                     ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           COMMERCIAL PAPER-55.7%
           ALLIANZ OF AMERICA
           FINANCE CORP.
$  4,000   5/29/98 (a)                                5.46%    $   3,983,013
   3,000   6/23/98 (a)                                5.51         2,975,664
           APEX FUNDING CORP.
   4,700   5/26/98 (a)                                5.87         4,680,841
           ASSOCIATES CORP. OF NORTH AMERICA
   5,000   6/25/98                                    5.48         4,958,139
   5,000   6/24/98                                    5.52         4,958,600
           BAA PLC
  10,000   6/03/98                                    5.52         9,949,400
   5,000   6/09/98                                    5.52         4,970,100
           BANCA CRT FINANCIAL CORP.
   2,400   5/20/98                                    5.52         2,393,008
           BANCO DE SANTANDER
  18,000   5/01/98                                    5.54        18,000,000
           BANQUE CAISSE D'EPARGNE
   5,000   6/22/98                                    5.50         4,960,278
   2,000   6/03/98                                    5.53         1,989,862
           BBV FINANCE DELAWARE, INC.
   2,000   5/01/98                                    5.58         2,000,000
           CAISSE CENTRALE JARDINS DU QUEBEC
   3,455   9/21/98                                    5.46         3,380,067
           CAISSE D' AMORTISSEMENT
   1,000   7/10/98                                    5.60           989,111
           CITICORP
  10,000   5/01/98                                    5.54        10,000,000
           CREGEM NORTH AMERICA, INC.
   5,000   6/19/98                                    5.50         4,962,569
  10,000   6/10/98                                    5.51         9,938,778
   4,000   6/03/98                                    5.53         3,979,723
           CS FIRST BOSTON, INC.
   5,000   6/17/98                                    5.51         4,964,065
   5,000   6/22/98                                    5.52         4,960,133
   5,000   7/29/98                                    5.54         4,931,519
           DEN DANSKE BANK
  10,000   5/20/98                                    5.55         9,970,708
           DEN NORSKE BANK
   5,000   5/29/98                                    5.50         4,978,611
           GENERAL ELECTRIC CAPITAL CORP.
   4,000   5.55%, 11/17/98 FRN                        5.55         4,000,000
           GE FINANCIAL ASSURANCE HOLDINGS
  15,000   6/11/98                                    5.52        14,905,700
           GENERAL MOTORS ACCEPTANCE CORP.
  10,000   6/11/98                                    5.51         9,937,247
           IMI FUNDING CORP.
           (USA)
   5,000   6/24/98                                    5.44         4,959,200
   5,000   9/04/98                                    5.47         4,904,275
   4,000   6/10/98                                    5.52         3,975,467
   2,500   6/04/98                                    5.60         2,486,778
           MORGAN STANLEY GROUP, INC.
   3,000   6/15/98                                    5.50         2,979,375
           NORWEST CORP.
  13,000   5/21/98                                    5.52        12,960,133
           SALOMON SMITH BARNEY, INC.
  18,000   6/02/98                                    5.52        17,911,680
           UNIBANCO
   5,000   6/15/98                                    5.53         4,965,438
           VENANTIUS AB
   4,485   6/29/98                                    5.50         4,444,573
                                                             ---------------
           Total Commercial Paper
             (amortized cost $217,304,055)                       217,304,055

           CERTIFICATES OF DEPOSIT-13.3%
           BAYERISCHE LANDESBANK
  10,000   5.53%, 2/25/99 FRN                         5.61         9,993,707
           BAYERISCHE VEREINSBANK
  10,000   5.64%, 2/25/99                             5.64        10,000,000
           CANADIAN IMPERIAL BANK OF COMMERCE
  13,000   5.54%, 5/28/98                             5.54        13,000,000
           DEUTSCHE BANK
   2,000   5.67%, 2/26/99                             5.73         1,999,511
   5,000   5.70%, 3/05/99                             5.70         4,997,979
   2,000   5.95%, 10/21/98                            5.99         1,999,547
           DRESDNER BANK
   3,000   5.51%, 1/15/99                             5.68         2,996,087
           HESSISCHE LANDESBANK
   1,000   5.94%, 6/19/98                             5.81           999,997
           NATIONAL WESTMINSTER BANK
   3,000   5.65%, 3/03/99                             5.71         2,998,773
           SWISS BANK
   3,000   5.66%, 3/04/99                             5.71         2,999,033
                                                             ---------------
           Total Certificates of Deposit
             (amortized cost $51,984,634)                         51,984,634

           CORPORATE OBLIGATIONS-9.7%
           ALLSTATE LIFE INSURANCE
             FUNDING AGREEMENT
   5,000   5.69%, 8/31/98 FRN (b)                     5.69         5,000,000
           GENERAL AMERICAN FUNDING CORP.
   4,000   5.86%, 7/10/98 FRN                         5.86         4,000,000
   8,000   5.89%, 7/10/98 FRN                         5.89         8,000,000
           MERRILL LYNCH & CO., INC.
   8,000   5.61%, 1/29/99 FRN                         5.61         8,000,000
   3,000   5.88%, 8/26/98                             5.88         3,000,000


11


STATEMENT OF NET ASSETS
(CONTINUED)                        ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY                                  YIELD         VALUE
-------------------------------------------------------------------------------
           TRAVELERS LIFE FUNDING AGREEMENT
$  5,000   5.64%, 4/14/99 FRN (b)                     5.66%    $   5,000,000
   5,000   5.67%, 10/21/98 FRN (b)                    5.66         5,000,000
                                                             ---------------
           Total Corporate Obligations
             (amortized cost $38,000,000)                         38,000,000

           BANK OBLIGATIONS-9.7%
           BAYERISCHE LANDESBANK
   7,000   5.53%, 3/23/99 FRN                         5.61         6,995,092
   2,000   5.69%, 10/02/98 FRN                        5.69         2,000,000
           BAYERISCHE VEREINSBANK
   5,000   5.56%, 6/30/98 FRN                         5.59         4,999,521
           CITIBANK
  10,000   5.52%, 6/15/98                             5.52         9,931,000
           DEUTSCHE BANK
   2,000   5.52%, 7/01/98 FRN                         5.62         1,999,676
           MORGAN GUARANTY TRUST CO.
   1,000   5.96%, 6/22/98                             5.88           999,952
           ROYAL BANK OF CANADA
   2,000   5.65%, 9/30/98 FRN                         5.65         2,000,000
           SMM TRUST
   5,000   5.66%, 12/14/98 FRN (a)                    5.66         5,000,000
   4,000   5.69%, 12/16/98 FRN (a)                    5.69         4,000,000
                                                             ---------------
           Total Bank Obligations
             (amortized cost $37,925,241)                         37,925,241

           TIME DEPOSITS-6.3%
           FIRST UNION NATIONAL BANK
   9,500   5.56%, 5/01/98                             5.56         9,500,000
           WESTDEUTSCHE LANDESBANK
  15,000   5.56%, 5/01/98                             5.56        15,000,000
                                                             ---------------
           Total Time Deposits
             (amortized cost $24,500,000)                         24,500,000

           PROMISSORY NOTES-4.6%
           GOLDMAN SACHS GROUP LP
   4,000   5.61%, 8/07/98                             5.61         4,000,000
   7,000   5.63%, 10/13/98                            5.63         7,000,000
   7,000   5.68%, 5/27/98                             5.68         7,000,000
                                                             ---------------
           Total Promissory Notes
             (amortized cost $18,000,000)                         18,000,000

           U.S. GOVERNMENT & AGENCY
             OBLIGATIONS-0.5%
           FEDERAL NATIONAL MORTGAGE
             ASSOCIATION
   2,000   5.78%, 11/04/98
             (amortized cost $1,999,158)              5.79         1,999,158

           TOTAL INVESTMENTS-99.8%
             (amortized cost $389,713,088)                       389,713,088
           Other assets less liabilities-0.2%                        778,945

           NET ASSETS-100%
             (offering and redemption price
             of $1.00 per share; 390,535,793
             shares outstanding)                               $ 390,492,033


(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, these securities amounted to $142,395,355, representing 8.1% of net assets on the Prime Portfolio, and $20,639,518, representing 5.3% of net assets on the Trust Portfolio.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $70,000,000, representing 4.0% of net assets on the Prime Portfolio, and $15,000,000, representing 3.8% of net assets on the Trust Portfolio (see Note A to the financial statements).

(c)  Repurchase agreement which is terminable within 7 days.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC   American Municipal Bond Assurance Corporation
     AMT     Alternative Minimum Tax
     BAN     Bond Anticipation Note
     FGIC    Financial Guaranty Insurance Company
     FRN     Floating Rate Note
     FSA     Financial Security Assurance, Inc.
     GO      General Obligation
     HEFA    Health & Educational Facility Authority
     HFA     Housing Finance Agency/Authority
     IDA     Industrial Development Authority
     IDB     Industrial Development Board
     IDR     Industrial Development Revenue
     MBIA    Municipal Bond Investors Assurance
     MFHR    Multi-Family Housing Revenue
     PCR     Pollution Control Revenue
     SFMR    Single Family Mortgage Revenue
     TRAN    Tax & Revenue Anticipation Note

See notes to financial statements.


12


STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1998                            ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                           PRIME       GOVERNMENT    TAX-FREE        TRUST
                         PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                        ------------  ------------  ------------  ------------
INVESTMENT INCOME
  Interest              $ 74,337,440  $ 16,920,793  $  9,838,311  $ 15,589,391

EXPENSES
  Advisory fee
    (Note B)               2,597,281       600,906       516,640     1,225,381
  Registration               257,929        86,249        60,277        88,229
  Custodian                  212,071        96,762        93,728        91,078
  Audit and legal             37,281        15,674        14,196        14,363
  Transfer agency             29,327        27,888        20,351        25,814
  Printing                     7,980         4,006         4,142        12,358
  Directors' fees              7,979         7,979         7,979         7,979
  Miscellaneous               10,041         4,836         4,404         4,670
  Total expenses           3,159,889       844,300       721,717     1,469,872
  Less: expense
    reimbursement           (562,608)     (243,394)     (205,077)     (128,100)
  Net expenses             2,597,281       600,906       516,640     1,341,772
  Net investment
    income                71,740,159    16,319,887     9,321,671    14,247,619

REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain
    on investment
    transactions                  84         1,000           168        13,207
  Net change in
    unrealized
    appreciation of
    investments                   -0-           -0-         (351)           -0-
  Net gain (loss)
    on investments                84         1,000          (183)       13,207

NET INCREASE IN NET
  ASSETS FROM
  OPERATIONS            $ 71,740,243  $ 16,320,887  $  9,321,488  $ 14,260,826


See notes to financial statements.


13


STATEMENT OF CHANGES IN NET ASSETS                   ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

                                                      PRIME PORTFOLIO
                                             ---------------------------------
                                               YEAR ENDED        YEAR ENDED
                                             APRIL 30, 1998    APRIL 30, 1997
                                             ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                      $    71,740,159   $    40,100,886
  Net realized gain (loss) on
    investment transactions                               84             1,928
  Net change in unrealized appreciation
    of investments                                        -0-               -0-
  Net increase in net assets from
    operations                                    71,740,243        40,102,814

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                          (71,740,159)      (40,100,886)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                        897,353,419       374,018,204
  Total increase (decrease)                      897,353,503       374,020,132

NET ASSETS
  Beginning of year                              867,339,355       493,319,223
  End of year                                $ 1,764,692,858   $   867,339,355


See notes to financial statements.


14


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________


               GOVERNMENT PORTFOLIO                 TAX-FREE PORTFOLIO
         ---------------------------------   ---------------------------------
           YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
         APRIL 30, 1998    APRIL 30, 1997    APRIL 30, 1998    APRIL 30, 1997
         ---------------   ---------------   ---------------   ---------------


         $    16,319,887   $    10,174,707   $     9,321,671   $     7,081,373

                   1,000            (2,140)              168               (90)

                      -0-               -0-             (351)              229

              16,320,887        10,172,567         9,321,488         7,081,512


             (16,319,887)      (10,174,707)       (9,321,671)       (7,081,373)


             (52,059,333)      175,705,670       110,698,884          (546,863)
             (52,058,333)      175,703,530       110,698,701          (546,724)


             326,519,708       150,816,178       183,064,945       183,611,669
         $   274,461,375   $   326,519,708   $   293,763,646   $   183,064,945


                  TRUST PORTFOLIO
         ---------------------------------
           YEAR ENDED        YEAR ENDED
         APRIL 30, 1998    APRIL 30, 1997
         ---------------   ---------------


         $    14,247,619   $     9,713,883

                  13,207            (4,087)

                      -0-               -0-

              14,260,826         9,709,796


             (14,247,619)       (9,713,883)


             214,797,663         5,619,828
             214,810,870         5,615,741


             175,681,163       170,065,422
         $   390,492,033   $   175,681,163


15


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998                                       ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
ACM Institutional Reserves, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of four Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Trust Portfolio. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. DIVIDENDS
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid by Tax-Free Portfolio from net investment income for the year ended April 30, 1998 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.


NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of
 .20% of average daily net assets for the Prime, Government and Tax-Free Portfolios and .45% of average daily net assets for the Trust Portfolio. The Adviser has agreed to reimburse the Prime, Government and Tax-Free Portfolios to the extent that their annual aggregate operating expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed .20% of their average daily net assets for any fiscal year, and with respect to the Trust Portfolio, from May 1, 1997 to July 13, 1997 for expenses exceeding .45% of its average daily net assets and from July 14, 1997 to April 30, 1998 for expenses exceeding .50% of its average daily net assets. For the year ended April 30, 1998, reimbursement was $562,608, $243,394, $205,077 and $128,100 for
the Prime, Government, Tax-Free and Trust Portfolios, respectively.

Each Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free and Trust Portfolios, for the year ended April 30, 1998, was $18,000 per Portfolio.


NOTE C: INVESTMENT TRANSACTIONS
At April 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward available to offset future gains at April 30, 1998 of $183,720, of which $1,293 expires in 1999, $3,535 in 2000, $6,777 in 2001, $29,045 in 2002,


16


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

$77,316 in 2003, $40,007 in 2004 and $25,747 in the year 2005; the Government
Portfolio had a capital loss carryforward of $130,349, of which $340 expires in 2000, $9,174 in 2001, $51,091 in 2002, $23,230 in 2003, $30,512 in 2004 and
$16,002 in the year 2005; the Tax-Free Portfolio had a capital loss carryforward of $83,495, of which $6,110 expires in 2002, $76,925 in 2004, $400 in 2005 and $60 in the year 2006; and the Trust Portfolio had a capital loss carryforward of $43,760, of which $6,915 expires in 2003, $30,219 in 2004, $2,251 in 2005 and $4,375 in the year 2006.


NOTE D: CAPITAL STOCK
There are 4,000,000,000 shares of $.01 par value capital stock authorized. At April 30, 1998, capital paid-in aggregated $1,764,876,578 on Prime Portfolio, $274,591,724 on Government Portfolio, $293,847,141 on Tax-Free Portfolio, and $390,535,793 on Trust Portfolio. Transactions, all at $1.00 per share, were as follows:


                                            YEAR ENDED          YEAR ENDED
                                          APRIL 30, 1998      APRIL 30, 1997
                                        ------------------  ------------------
PRIME PORTFOLIO
Shares sold                               18,859,885,064      12,695,838,675
Shares issued on reinvestments
  of dividends                                71,740,159          40,100,886
Shares redeemed                          (18,034,271,804)    (12,361,921,357)
Net increase                                 897,353,419         374,018,204

                                            YEAR ENDED          YEAR ENDED
                                          APRIL 30, 1998      APRIL 30, 1997
                                        ------------------  ------------------
GOVERNMENT PORTFOLIO
Shares sold                                1,463,678,015       1,074,902,562
Shares issued on reinvestments
  of dividends                                16,319,887          10,174,707
Shares redeemed                           (1,532,057,235)       (909,371,599)
Net increase (decrease)                      (52,059,333)        175,705,670

                                            YEAR ENDED          YEAR ENDED
                                          APRIL 30, 1998      APRIL 30, 1997
                                        ------------------  ------------------
TAX-FREE PORTFOLIO
Shares sold                                2,187,340,593       1,486,189,526
Shares issued on reinvestments
  of dividends                                 9,321,671           7,081,373
Shares redeemed                           (2,085,963,380)     (1,493,817,762)
Net increase (decrease)                      110,698,884            (546,863)

                                            YEAR ENDED          YEAR ENDED
                                          APRIL 30, 1998      APRIL 30, 1997
                                        ------------------  ------------------
TRUST PORTFOLIO
Shares sold                                1,732,157,312       1,074,544,780
Shares issued on reinvestments
  of dividends                                14,247,619           9,713,883
Shares redeemed                           (1,531,607,268)     (1,078,638,835)
Net increase                                 214,797,663           5,619,828


17


FINANCIAL HIGHLIGHTS                                 ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                    PRIME PORTFOLIO
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0552        .0530        .0560        .0502        .0325

LESS: DIVIDENDS
Dividends from net investment income          (.0552)      (.0530)      (.0560)      (.0502)      (.0325)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           5.68%        5.44%        5.76%        5.15%        3.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)       $1,764.7       $867.3       $493.3       $197.8       $108.1
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers
    and reimbursements                           .24%         .29%         .32%         .36%         .42%
  Net investment income (b)                     5.52%        5.31%        5.54%        5.24%        3.25%

                                                                  GOVERNMENT PORTFOLIO
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0543        .0519        .0552        .0493        .0315

LESS: DIVIDENDS
Dividends from net investment income          (.0543)      (.0519)      (.0552)      (.0493)      (.0315)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           5.58%        5.33%        5.67%        5.06%        3.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $274.5       $326.5       $150.8       $104.4        $76.6
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers
    and reimbursements                           .28%         .35%         .36%         .38%         .36%
  Net investment income (b)                     5.43%        5.22%        5.50%        4.94%        3.15%


See footnote summary on page 19.


18


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                   TAX-FREE PORTFOLIO
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0363        .0347        .0372        .0326        .0240
Net unrealized loss on investments                -0-          -0-          -0-      (.0048)          -0-
Net increase in net asset value
  from operations                              .0363        .0347        .0372        .0278        .0240

LESS: DIVIDENDS
Dividends from net investment income          (.0363)      (.0347)      (.0372)      (.0326)      (.0240)

ADD: CAPITAL CONTRIBUTION
Capital Contributed by the Adviser                -0-          -0-          -0-       .0048           -0-
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           3.70%        3.53%        3.79%        3.31%(c)     2.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $293.8       $183.1       $183.6        $35.5        $35.6
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .20%         .20%         .20%         .20%         .20%
  Expenses, before waivers
    and reimbursements                           .28%         .33%         .48%         .76%         .69%
  Net investment income (b)                     3.61%        3.46%        3.73%        3.31%        2.40%


                                                                    TRUST PORTFOLIO
                                            ---------------------------------------------------------------
                                                                  YEAR ENDED APRIL 30,
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0523        .0492        .0527        .0479        .0309

LESS: DIVIDENDS
Dividends from net investment income          (.0523)      (.0492)      (.0527)      (.0479)      (.0309)
Net asset value, end of year                  $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based on
  net asset value (a)                           5.37%        5.04%        5.41%        4.91%        3.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)         $390.5       $175.7       $170.1       $109.2        $36.8
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                           .49%         .50%         .50%         .49%         .14%
  Expenses, before waivers
    and reimbursements                           .54%         .57%         .60%         .75%        1.23%
  Net investment income (b)                     5.23%        4.93%        5.28%        5.31%        3.15%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.


19


INDEPENDENT AUDITOR'S REPORT                         ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS ACM INSTITUTIONAL RESERVES, INC.

We have audited the accompanying statements of net assets of ACM Institutional Reserves--Prime, Government, Tax-Free and Trust Portfolios as of April 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ACM Institutional Reserves--Prime, Government, Tax-Free and Trust Portfolios as of April 30, 1998, and the results of their operations, changes in their net assets, and financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
May 22, 1998


20


                                                     ACM INSTITUTIONAL RESERVES
_______________________________________________________________________________

ACM INSTITUTIONAL RESERVES
1345 Avenue of the Americas
New York, New York 10105
Toll-free 1 (800) 237-5822

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN
RUTH BLOCK
DAVID H. DIEVLER
JOHN H. DOBKIN
WILLIAM H. FOULK, JR.
JAMES M. HESTER
CLIFFORD L. MICHEL
DONALD J. ROBINSON

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
FRANCES M. DUNN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

21